Schedule of Maturity of Operating Lease Liability (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022
Leases
Remainder of fiscal year	$ 336,354
Year one	306,484	$ 364,269
Year two	222,789	311,362
Year three	229,473	221,167
Year four		227,802
Year five		57,368
Thereafter
Total lease payments	1,095,100	1,181,968
Less: imputed interest	(129,939)	(148,413)
Present value of lease liabilities	$ 965,161	$ 1,033,555